Organization and Basis of Financial Statements	12 Months Ended
Mar. 31, 2014
Organization and Basis of Financial Statements [Abstract]
Organization and Basis of Financial Statements

1. Organization and Basis of Financial Statements

Deswell Industries, Inc. was incorporated in the British Virgin Islands on December 2, 1993.

The principal activities of the Company comprise the manufacture and sale of injection-molded plastic parts and components, electronic products assembling and metallic parts manufacturing. The manufacturing activities are subcontracted to subsidiaries operating in the People's Republic of China ("PRC"). The selling and administrative activities were originally performed in the Hong Kong Special Administrative Region ("Hong Kong") of the PRC. From August 2003, these activities were moved to the Macao Special Administrative Region ("Macao") of the PRC.

As the Company is a holding company, the amount of any dividends to be declared by the Company will be dependent upon the amount which can be distributed from its subsidiaries. Dividends from subsidiaries are declared based on profits as reported in their statutory accounts.